Fair Value Measurement (Details) - Schedule of changes in fair value of the company’s level 3 financial liabilities	9 Months Ended
Sep. 30, 2022 USD ($)
Schedule Of Changes In Fair Value Of The Company SLevel3 Financial Liabilities Abstract
Derivative Liability, December 31, 2021
Day 1 Loss	41,933
Discount from derivatives	273,727
Resolution of derivative liability	32,959
Mark to market adjustment	(188,446)
Derivative Liability, September 30, 2022	$ 94,255